Shareholder Report, Holdings (Details)	May 31, 2025
C000027570 | Vanguard S&P 500 ETF - FR_922908363
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000027570 | U.S. Treasury Inflation Index, 0.500 - FR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000027570 | U.S. Treasury Inflation Index, 0.375 - FR_912828XL9
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000027570 | iShares Core MSCI Europe ETF - FR_46434V738
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000027570 | U.S. Treasury Inflation Index, 0.375 - FR_912828V49
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027570 | iShares Core MSCI Emerging Markets ETF - FR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027570 | iShares MSCI Emerging Markets ex China ETF - FR_46434G764
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027570 | Invesco S&P 500 Equal Weight ETF - FR_46137V357
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027570 | Japan Government Thirty Year Bond, 2.400 - FR_ACI2W94G7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027570 | Mexico Government International Bond, 4.125 - FR_91086QBG2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027570 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000027570 | Country SummaryMultinational
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027570 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027570 | Country SummaryMexico
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027570 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027570 | Country SummaryBelgium
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027570 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027570 | Country SummaryUnited Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027570 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027570 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027570 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000027570 | 13238524
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027570 | SectorFunds and Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000027570 | SectorInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000027570 | SectorOptions on Equity Indices
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027570 | SectorGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027570 | SectorGovernments - Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027570 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000027570 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027570 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027570 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027570 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027570 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000027570 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027567 | Vanguard S&P 500 ETF - FR_922908363
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000027567 | U.S. Treasury Inflation Index, 0.500 - FR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000027567 | U.S. Treasury Inflation Index, 0.375 - FR_912828XL9
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000027567 | iShares Core MSCI Europe ETF - FR_46434V738
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000027567 | U.S. Treasury Inflation Index, 0.375 - FR_912828V49
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027567 | iShares Core MSCI Emerging Markets ETF - FR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027567 | iShares MSCI Emerging Markets ex China ETF - FR_46434G764
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027567 | Invesco S&P 500 Equal Weight ETF - FR_46137V357
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027567 | Japan Government Thirty Year Bond, 2.400 - FR_ACI2W94G7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027567 | Mexico Government International Bond, 4.125 - FR_91086QBG2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027567 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000027567 | Country SummaryMultinational
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027567 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027567 | Country SummaryMexico
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027567 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027567 | Country SummaryBelgium
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027567 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027567 | Country SummaryUnited Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027567 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027567 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027567 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000027567 | 13238524
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027567 | SectorFunds and Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000027567 | SectorInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000027567 | SectorOptions on Equity Indices
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027567 | SectorGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027567 | SectorGovernments - Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027567 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000027567 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027567 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027567 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027567 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027567 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000027567 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027569 | Vanguard S&P 500 ETF - FR_922908363
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000027569 | U.S. Treasury Inflation Index, 0.500 - FR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000027569 | U.S. Treasury Inflation Index, 0.375 - FR_912828XL9
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000027569 | iShares Core MSCI Europe ETF - FR_46434V738
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000027569 | U.S. Treasury Inflation Index, 0.375 - FR_912828V49
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027569 | iShares Core MSCI Emerging Markets ETF - FR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027569 | iShares MSCI Emerging Markets ex China ETF - FR_46434G764
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027569 | Invesco S&P 500 Equal Weight ETF - FR_46137V357
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027569 | Japan Government Thirty Year Bond, 2.400 - FR_ACI2W94G7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027569 | Mexico Government International Bond, 4.125 - FR_91086QBG2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027569 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000027569 | Country SummaryMultinational
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027569 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027569 | Country SummaryMexico
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027569 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027569 | Country SummaryBelgium
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027569 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027569 | Country SummaryUnited Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027569 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027569 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027569 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000027569 | 13238524
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027569 | SectorFunds and Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000027569 | SectorInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000027569 | SectorOptions on Equity Indices
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027569 | SectorGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027569 | SectorGovernments - Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027569 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000027569 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027569 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027569 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027569 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027569 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000027569 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027573 | Vanguard S&P 500 ETF - FR_922908363
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000027573 | U.S. Treasury Inflation Index, 0.500 - FR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000027573 | U.S. Treasury Inflation Index, 0.375 - FR_912828XL9
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000027573 | iShares Core MSCI Europe ETF - FR_46434V738
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000027573 | U.S. Treasury Inflation Index, 0.375 - FR_912828V49
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027573 | iShares Core MSCI Emerging Markets ETF - FR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027573 | iShares MSCI Emerging Markets ex China ETF - FR_46434G764
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027573 | Invesco S&P 500 Equal Weight ETF - FR_46137V357
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027573 | Japan Government Thirty Year Bond, 2.400 - FR_ACI2W94G7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027573 | Mexico Government International Bond, 4.125 - FR_91086QBG2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027573 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000027573 | Country SummaryMultinational
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027573 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027573 | Country SummaryMexico
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027573 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027573 | Country SummaryBelgium
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027573 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027573 | Country SummaryUnited Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027573 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027573 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027573 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000027573 | 13238524
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027573 | SectorFunds and Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000027573 | SectorInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000027573 | SectorOptions on Equity Indices
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027573 | SectorGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027573 | SectorGovernments - Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027573 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000027573 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027573 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027573 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027573 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027573 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000027573 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.60%